Note 2 - Acquisitions - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note 2 - Acquisitions - 10Q (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Acquisition	Dates Acquired	Acquisition Price	Intangible Assets Acquired	Description of Assets
(in thousands)
PositiveID Animal Health Corporation	1/11/12	$1,200	$1,200	Implantable RFID medical device technologies
Bio Sensor patents from PSID	8/28/12	—	—	Assignment of bio sensor patents
Asset Purchase Agreement from SNC Holding Corp.	12/3/12	$5,820	$5,820	Radiation dose monitoring technology for healthcare industry
VeriTeQ Corporation	7/08/13	$935	$—	Cash, marketable securities and receivables, among others

Acquisition	Dates Acquired	Acquisition Price	Intangible Assets Acquired	Description of Assets
(in thousands)
PositiveID Animal Health Corporation	1/11/12	$1,200	$1,200	Implantable RFID medical device technology
Bio Sensor patents form PSID	8/28/12	$—	$—	Assignment of bio sensor patents
Asset Purchase from SNC Holding Corp.	12/3/12	$5,820	$5,820	Radiation dose monitoring technology for healthcare industry

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Intangible Assets:
Technology	$1,500
Customer relationship	500
Deferred tax liability	(800)
Net	$1,200
0.8 million shares of common stock issued and assumption of PAH options	$760
Estimated royalty obligations	300
Promissory note, net	140
$1,200

Intangibles:
Technology	$1,500
Customer relationship	500
Deferred tax liability	(800)
Net	$1,200
0.8 million shares issued and assumption of PAH options	$760
Estimated royalty obligations	300
Promissory note, net	140
$1,200

Business Acquisition, Pro Forma Information [Table Text Block]
(In thousands, except per share amounts)	Three-Months Ended September 30, 2013	Three-Months Ended September 30, 2012	Nine-Months Ended September 30, 2013	Nine-Months Ended September 30, 2012
Net operating revenue	$—	$—	$—	$—
Net loss	$(5,526)	$(1,042)	$(8,734)	$(2,837)
Net loss per common share – basic and diluted	$(0.60)	$(0.13)	$(0.96)	$(0.38)

Purchase Commitment [Member]
Note 2 - Acquisitions - 10Q (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Intangible Assets:
Technology	$5,370
Trademarks	450
Total	$5,820
Estimated royalty obligations	$3,700
Note at fair value	2,100
Assumption of liabilities	20
Total	$5,820

Intangibles:
Technology	$5,370
Trademarks	450
Total	$5,820
Estimated royalty obligations	$3,700
Note at fair value	2,100
Assumption of liabilities	20
Total	$5,820

VC Acquisition [Member]
Note 2 - Acquisitions - 10Q (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Value of VC’s common stock outstanding on July 8, 2013 (1,029 shares @ $.90 per share)	$926
Value of VC’s stock options outstanding on July 8, 2013	9
Total	$935
Assets purchased:
Cash	$818
Marketable securities	239
Current portion of other receivable	168
Prepaid and other assets	47
Fixed assets	1
Other assets	60
Total	$1,333
Liabilities assumed:
Accounts payable	$72
Accrued expenses	326
Total	$398

Net Assets Acquired	$935